United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   03/31/2007

Check here if Amendment [  ];   Amendment Number: _1________
  This Amendment (Check only one.):      [X] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Yale Capital Corp.
Address: 111 Second Avenue NE suite 503
               St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

<table>      The institutional investment manager filing this report and</table>
<table>      the person by whom it is signed hereby represent that</table>
<table>      the person signing the report is authorized to submit</table>
<table>      it, that all information contained herein is true,</table>
<table>      correct and complete, and that it is understood that</table>
<table>      all required items, statements, schedules, lists, and</table>
<table>      tables are considered integral parts of this form.</table>

Person Signing this Report on Behalf of Reporting manger:

Name: Catherine Cheshire
Title:   CCO
Phone: 727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg Florida                        11/14/2008
[Signature]                       [City,State]                           [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  148

Form 13F Information Table Value Total:  $251,874 (value x 1000)


<table>      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.



FORM 13F INFORMATION TABLE
                                                                                                          Voting Authority
Name of Issuer				Title	CUSIP		Value 	Amount	SH/  Put/  Investment  Other    Sole  Shared  None
					Of				(x1000)	PRN  call  Discretion  Managers
					Class
----------------------------------------------------------------------------------------------------------------------------
1/100 Berkshire Hathway Cl A           CL A	84670108	3,270	3,000	SH		Sole		3,000
99 Cents Only Stores                 	COM	65440k106       181	12,272	SH		Sole		12,272
A T & T Corp New                     	COM	00206R102       1,059	26,863	SH		Sole		26,863
Affiliated Managers Grp              	COM	8252108		365	3,366	SH		Sole		3,366
Agree Realty Corp                    	COM	8492100		1,706	49,978	SH		Sole		49,978
Akamai Technologies                  	COM	00971T101       399	8,000	SH		Sole		8,000
Alico Inc                            	COM	16230104	573	10,000	SH		Sole		10,000
Altria Group Inc                     	COM	02209S103       1,752	19,947	SH		Sole		19,947
American Express Company             	COM	25816109	337	5,979	SH		Sole		5,979
AmeriGas Partners LP           UNIT L P INT	30975106	589	18,025	SH		Sole		18,025
Amgen Incorporated                   	COM	31162100	257	4,596	SH		Sole		4,596
Anadarko Petroleum Corp              	COM	32511107	925	21,512	SH		Sole		21,512
Apache Corp                          	COM	37411105	2,721	38,484	SH		Sole		38,484
Apple Computer Inc                   	COM	37833100	307	3,300	SH		Sole		3,300
Bank Of America Corporation          	COM	60505104	1,013	19,856	SH		Sole		19,856
Baytex Energy TRUST              TRUST UNIT	73176109	350	19,820	SH		Sole		19,820
Berkshire Hathaway Cl B                CL B	84670207	4,754	1,306	SH		Sole		1,306
Block H & R Incorporated             	COM	93671105	273	12,969	SH		Sole		12,969
Boardwalk Pipeline Ptnrs     UT LTD PARTNER	96627104	1,377	37,357	SH		Sole		37,357
Boston Properties Inc                	COM	101121101	852	7,255	SH		Sole		7,255
Buckeye Partners Uts LP      UNIT LTD PARTN	118230101	729	14,670	SH		Sole		14,670
Campbell Soup Company                	COM	134429109	245	6,289	SH		Sole		6,289
Chevrontexaco Corp                   	COM	166764100	830	11,220	SH		Sole		11,220
Citigroup Inc                        	COM	172967101	2,527	49,227	SH		Sole		49,227
Coca Cola Company                    	COM	191216100	369	7,688	SH		Sole		7,688
Cohen & Steers Select Fund           	COM	19248A109       1,190	45,450	SH		Sole		45,450
Conocophillips                       	COM	20825C104       1,161	16,991	SH		Sole		16,991
Consolidated-Tomoka Land FL          	COM	210226106	310	4,104	SH		Sole		4,104
Copano Energy Llc                 COM UNITS	217202100	700	10,219	SH		Sole		10,219
Cross Timbers Royalty Tr            TR UNIT	22757R109       231	5,500	SH		Sole		5,500
Ctrip Com Intl Ltd Adr               	ADR	22943F100       342	5,100	SH		Sole		5,100
Devon Energy Cp New                  	COM	25179M103       2,633	38,040	SH		Sole		38,040
Du Pont E I De Nemour&Co             	COM	263534109	864	17,483	SH		Sole		17,483
Duke Energy Corporation              	COM	26441C105       269	13,266	SH		Sole		13,266
Duke Realty Corp                    COM NEW	264411505	437	10,060	SH		Sole		10,060
Enbridge Energy Mgmt          SHS UNITS LLI	29250X103       897	16,601	SH		Sole		16,601
Enbridge Energy Ptnrs LP             	COM	29250R106       4,513	80,750	SH		Sole		80,750
Energy Transfer Equity       COM UT LTD PTN	29273V100       1,193	32,504	SH		Sole		32,504
Energy Transfer Partners     UNIT LTD PARTN	29273R109       5,030	86,343	SH		Sole		86,343
Enerplus Resources Fund New   UNIT TR G NEW	29274D604       2,953	69,935	SH		Sole		69,935
Enterprise Grp Hldgs Lp         UNIT LP INT	293716106	673	17,002	SH		Sole		17,002
Enterprise Prd Prtnrs LP             	COM	293792107	7,049	221,651	SH		Sole		221,651
Entertainment Propertys Tr   COM SH BEN INT	29380T105       2,859	47,446	SH		Sole		47,446
Equity Residential Properties    SH BEN INT	29476L107       11,282	233,913	SH		Sole		233,913
Europe 2001 HOLDRS           DEPOSITRY RCPT	29875G105       5,603	64,900	SH		Sole		64,900
Exxon Mobil Corporation              	COM	30231G102       752	9,963	SH		Sole		9,963
F P L Group Incorporated             	COM	302571104	351	5,738	SH		Sole		5,738
Ferrellgas Partners LP        UNIT LTD PART	315293100	5,062	218,358	SH		Sole		218,358
Finisar Corp                         	COM	31787A101       186	53,185	SH		Sole		53,185
First Israel Fund                    	COM	32063L100       632	36,450	SH		Sole		36,450
General Dynamics Corp.               	COM	369550108	260	3,407	SH		Sole		3,407
General Electric Company             	COM	369604103	965	27,304	SH		Sole		27,304
General Growth Propertys             	COM	370021107	930	14,400	SH		Sole		14,400
Goldman Sachs Group Inc              	COM	38141G104       4,624	22,380	SH		Sole		22,380
Halliburton Co Hldg Co               	COM	406216101	270	8,520	SH		Sole		8,520
HCP Inc.                             	COM	421915109	1,047	29,050	SH		Sole		29,050
Healthcare Realty Trust              	COM	421946104	1,432	38,383	SH		Sole		38,383
Hospitality Properties Trust COM SH BEN INT	44106M102       1,518	32,445	SH		Sole		32,445
Inergy Holdings Lp                   	COM	45661Q107       875	19,229	SH		Sole		19,229
International Business Machine       	COM	459200101	630	6,679	SH		Sole		6,679
iShares Dow Jones Select Div DJ SEL DIV INX	464287168	710	9,935	SH		Sole		9,935
iShares MSCI Brazil Index       MSCI BRAZIL	464286400	303	6,157	SH		Sole		6,157
iShares MSCI EAFE             MSCI EAFE IDX	464287465	864	11,326	SH		Sole		11,326
iShares MSCI Hong Kong Index MSCI HONG KONG	464286871	640	39,877	SH		Sole		39,877
iShares MSCI Japan Index         MSCI JAPAN	464286848	1,890	129,729	SH		Sole		129,729
iShares MSCI Korea Index       MSCI S KOREA	464286772	642	12,694	SH		Sole		12,694
iShares MSCI Mexico Index       MSCI MEXICO	464286822	960	17,659	SH		Sole		17,659
iShares S&P Midcap/BARRA Grt S&P MC 400 GRW	464287606	5,286	62,835	SH		Sole		62,835
iShares S&P Midcap/BARRA Val S&P MIDCP VALU	464287705	8,440	101,046	SH		Sole		101,046
iShares S&P Smallcap/BARRA   S&P SMLCP GROW	464287887	2,117	15,846	SH		Sole		15,846
iShares S&P Smallcap/BARRA   S&P SMLCP VALU	464287879	4,876	63,558	SH		Sole		63,558
iShares Tr Lehman Tips        US TIPS BD FD	464287176	531	5,260	SH		Sole		5,260
Johnson & Johnson                    	COM	478160104	524	8,690	SH		Sole		8,690
JP Morgan Chase & Co                 	COM	46625H100       7,928	163,874	SH		Sole		163,874
Kinder Morgan Energy LP      UT LTD PARTNER	494550106	15,186	288,263	SH		Sole		288,263
Kinder Morgan Inc                    	COM	49455P101       293	2,750	SH		Sole		2,750
Kinder Morgan Mgmt Llc               	SHS	49455U100       710	13,861	SH		Sole		13,861
King Pharmaceuticals Inc             	COM	495582108	295	15,000	SH		Sole		15,000
Lauder Estee Co Inc Cl A               CL A	518439104	701	14,351	SH		Sole		14,351
Lehman Bros Holding Inc              	COM	524908100	841	12,000	SH		Sole		12,000
Liberty Property Trust           SH BEN INT	531172104	381	7,830	SH		Sole		7,830
Linn Energy                 UNIT 99/99/9999	536020100	1,218	35,796	SH		Sole		35,796
Magellan Midstream Hldgs        COM LP INTS	55907R108       674	25,567	SH		Sole		25,567
Magellan Midstream Ptnrs     COM UNIT RP LP	559080106	456	9,745	SH		Sole		9,745
Mcgraw-Hill Cos                      	COM	580645109	378	6,010	SH		Sole		6,010
Medtronic Inc                        	COM	585055106	1,686	34,368	SH		Sole		34,368
Merck & Co Inc                       	COM	589331107	454	10,275	SH		Sole		10,275
Metlife Inc                          	COM	59156R108       448	7,100	SH		Sole		7,100
Municipal Mtg & Equity LLC       GROWTH SHS	62624B101       2,554	89,630	SH		Sole		89,630
Nasdaq Tr 100           	 UNIT SER 1	631100104	646	14,840	SH		Sole		14,840
Nationwide Health Propertys          	COM	638620104	1,962	62,749	SH		Sole		62,749
Natural Resource Ptnr LP       COM UNIT L P	63900P103       992	14,760	SH		Sole		14,760
New Plan Excel Rlty Txxx             	COM	648053106	412	12,485	SH		Sole		12,485
Northern TRUST Corp                  	COM	665859104	481	8,000	SH		Sole		8,000
Oneok Partners LP            UNIT LTD PARTN	68268N103       5,688	84,261	SH		Sole		84,261
Oracle Corporation                   	COM	68389X105       281	15,500	SH		Sole		15,500
Pengrowth Energy TRUST A        TR UNIT NEW	706902509	344	20,420	SH		Sole		20,420
Penn Virginia Gp Hldg Lp     COM UNIT R LIM	70788P105       250	10,000	SH		Sole		10,000
Penn Virginia Res Partners           	COM	707884102	5,636	202,001	SH		Sole		202,001
Penn West Energy TRUST              TR UNIT	707885109	2,631	89,540	SH		Sole		89,540
Pepsico Incorporated                 	COM	713448108	256	4,027	SH		Sole		4,027
Pfizer Incorporated                  	COM	717081103	790	31,261	SH		Sole		31,261
Pharmaceutical HOLDRS        DEPOSITRY RCPT	71712A206       1,608	20,700	SH		Sole		20,700
Pilgrims Pride Corp                  	COM	721467108	448	13,500	SH		Sole		13,500
Plains All American Pipeline UNIT LTD PARTN	726503105	4,479	77,742	SH		Sole		77,742
Plum Creek Timber Co                 	COM	729251108	781	19,822	SH		Sole		19,822
Powershs Exch Trad Fd Tr     VAL LN IND ROT	73935X179 	210	7,730	SH		Sole		7,730
Powershs Exch Trad Fd Tr     DYN SEMCT PORT	73935X781	204	11,550	SH		Sole		11,550
Powershs Exch Trad Fd Tr     WNDRHLL CLN EN	73935X500	189	10,000	SH		Sole		10,000
Precision Castparts Corp             	COM	740189105	274	2,630	SH		Sole		2,630
Primewest Energy TRUST Newf     TR UNIT NEW	741930309	1,316	66,815	SH		Sole		66,815
Procter & Gamble                     	COM	742718109	320	5,067	SH		Sole		5,067
Provident Energy TRUST              TR UNIT	74386K104       1,788	165,194	SH		Sole		165,194
Realty Income Corp                   	COM	756109104	880	31,202	SH		Sole		31,202
Reynolds American Inc                	COM	761713106	369	5,920	SH		Sole		5,920
Royal Dutch Shell B Adrf         SPON ADR B	780259107	300	4,501	SH		Sole		4,501
Schein Henry Inc                     	COM	806407102	254	4,596	SH		Sole		4,596
Select Comfort Corp                  	COM	81616X103       178	10,000	SH		Sole		10,000
Smith International Inc              	COM	832110100	233	4,855	SH		Sole		4,855
Streetracks Gold TRUST             GOLD SHS	863307104	1,616	24,575	SH		Sole		24,575
Suburban Propane Partner LP  UNIT LTD PARTN	864482104	1,133	25,750	SH		Sole		25,750
Suncor Energy Inc                    	COM	867229106	828	10,850	SH		Sole		10,850
Suntrust Banks Inc                   	COM	867914103	758	9,128	SH		Sole		9,128
T C Pipelines LP             UT COM LTD PRT	87233Q108       9,053	248,164	SH		Sole		248,164
Target Corporation                   	COM	87612E106	328	5,535	SH		Sole		5,535
Tata Motors Ltd Adr           SPONSORED ADR	876568502	289	17,825	SH		Sole		17,825
Teekay Lng Partners Lp        PRTNRSP UNITS	Y8564M105       1,982	53,132	SH		Sole		53,132
Teppco Partners LP           UT LTD PARTNER	872384102	8,834	198,953	SH		Sole		198,953
Terra Industries Inc                 	COM	880915103	263	15,000	SH		Sole		15,000
The Charles Schwab Corp              	COM	808513105	823	45,000	SH		Sole		45,000
Time Warner Inc                      	COM	887317105	706	35,821	SH		Sole		35,821
United Parcel Service B                CL B	911312106	5,092	72,642	SH		Sole		72,642
United States Steel Corp             	COM	912909108	496	5,000	SH		Sole		5,000
Valero LP                    COM UT LTD PRT	91913W104       1,532	22,997	SH		Sole		22,997
Van Kampen SR Incm Tr                	COM	920961109	277	31,000	SH		Sole		31,000
Vanguard Emg Mkts VIPERS        EMR MKT ETF	922042858	1,582	20,058	SH		Sole		20,058
Vanguard Intl Equities VIPERS   EURPEAN ETF	922042874	2,728	38,466	SH		Sole		38,466
Vanguard Large-Cap Growth VIPE   GROWTH ETF	922908736	5,821	99,628	SH		Sole		99,628
Vanguard Large-Cap Value VIPER    VALUE ETF	922908744	1,681	24,580	SH		Sole		24,580
Vanguard Small-Cap Growth VI SML CP GRW ETF	922908595	3,235	47,246	SH		Sole		47,246
Vanguard Small-Cap Value VIP  SM CP VAL ETF	922908611	3,191	44,008	SH		Sole		44,008
Vanguard Utilities VIPERS     UTILITIES ETF	92204A876       761	9,135	SH		Sole		9,135
Ventas Inc                           	COM	92276F100       725	17,200	SH		Sole		17,200
Verizon Communications               	COM	92343V104       882	23,259	SH		Sole		23,259
Viacom Inc Non Vtg Class B             CL B	92553P201       204	4,962	SH		Sole		4,962
Vornado Realty Trust             SH BEN INT	929042109	1,543	12,930	SH		Sole		12,930
Whitney Holding Corp                 	COM	966612103	1,130	36,938	SH		Sole		36,938
Williams Companies                   	COM	969457100	712	25,000	SH		Sole		25,000
